Severance and Restructuring Related Costs (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Severance and Restructuring Costs Incurred by Reportable Segment
Severance and restructuring related costs are reported within cost of sales on the consolidated statements of operations. Severance and restructuring related costs incurred by reportable segment are presented in the table below.

	Year Ended December 31,
	2017	2016	2015
	(in millions)
ISRS(1)(2)	$38	$5	$8
C&NS(3)	52	8	7
Electronic Systems(2)	11	4	3
Consolidated	$101	$17	$18
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(1)	The severance and restructuring related costs incurred during the year ended December 31, 2017 include a $12 million loss on the sale of a building in Garland, Texas in the fourth quarter of 2017.

(2)
The severance and restructuring related costs incurred during the year ended December 31, 2017 include $1 million and $5 million of salaried employee pension plan curtailment losses for Electronic Systems and ISRS segments, respectively. See Note 19 for additional information.

(3)
The severance and restructuring related costs incurred during the year ended December 31, 2017 exclude a pre-tax gain of $42 million on the sale of the Company's property in San Carlos, California in the second quarter of 2017.

The Company had severance and restructuring related liabilities of $23 million and $9 million included in other current liabilities on the Company’s balance sheets at December 31, 2017 and 2016, respectively. The remaining liability balance at December 31, 2017 is expected to be paid in 2018. The table below presents the change to the Company’s severance and restructuring related liability during the year ended December 31, 2017.

December 31, 2017
(in millions)
Balance at beginning of period	$9
Additional provisions	101
Cash payments	(87)
Balance at end of period	$23